Interest-Bearing Loans and Borrowings - Summary of Interest-bearing Loans and Borrowings (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
CURRENT LIABILITIES
Commercial papers	$ 3,100
Non-Current Liabilities [Member]
NON-CURRENT LIABILITIES
Secured bank loans	105	$ 109
Unsecured bank loans	87	86
Unsecured bond issues	99,711	105,170
Unsecured other loans	62	57
Lease liabilities	1,707	1,575
Non-currentinterest-bearing loans and borrowings	101,672	106,997
Current Liabilities [member]
CURRENT LIABILITIES
Secured bank loans	576	370
Commercial papers	3,122	1,142
Unsecured bank loans	662	22
Unsecured bond issues	6,216	2,626
Unsecured other loans	12	14
Lease liabilities	376	410
Current interest-bearing loans and borrowings	$ 10,964	$ 4,584